Long-Term Debt	12 Months Ended
Dec. 31, 2015
Long-Term Debt [Abstract]
Long-Term Debt
7. Long-Term Debt
Long-term debt consists of the following:

	Bank Loans	As of December 31, 2015	As of December 31, 2014	Margin
(i)	Issued in April, 2007 maturing in December, 2019 - $370,000 credit facility (the “2007 credit facility”)	$185,975	$250,850	3.00%
(ii)	Issued in March, 2008 maturing in December, 2019 - 2008 credit facility	$181,641	$233,065	3.00%
(iii)	Issued in June 2011 maturing in March 2018 - $25,000 credit facility (the “2011 credit facility”)	$14,000	$19,000	3.25%
(iv)	Issued in September 2013 maturing in December 2020 - 2013 credit facility	$190,000	$75,000	3.50%
	Total long-term debt	$571,616	$577,915
	Less: Deferred loan issuance costs	3,806	3,242
	Total long-term debt, net	$567,810	$574,673
	Less: Current portion of long-term debt	12,957	5,400
	Add: Current portion of deferred loan issuance costs	1,035	821
	Long-term debt, net	$555,888	$570,094

In April 2015, the Partnership entered into three amendments to its 2007, 2008 and 2011 credit facilities providing for:
  the prepayments made on April 30, 2015, and funded by the proceeds of the April 2015 offering of common units (Note 12), of the scheduled four quarterly amortization payments in 2016 and the first quarter of 2017 in the respective aggregate amounts of $64,875, $46,024 and $5,000;
  the deferral, following the prepayments, of any further scheduled amortization payments until November 2017 for the 2007 and 2008 credit facilities and until December 2017 for the 2011 credit facility;
  an extension of the final maturity date to December 31, 2019 for the 2007 and 2008 credit facilities; and
  an increase of the interest rate under the 2007 credit facility to 3.0% over LIBOR from 2.0% over LIBOR.
All other terms in our existing credit facilities remained unchanged.
During 2015, the Partnership had drawn down the amount of $115,000 from the Tranche B of the 2013 credit facility in order to partly finance the acquisition of the shares of the vessel owning companies of the M/T Active, the M/V Akadimos (renamed to “CMA CGM Amazon”), the M/T Amadeus and M/V Adonis (renamed to “CMA CGM Uruguay”), respectively (Note 5). As of December 31, 2015 the Partnership had undrawn long term borrowings of $35,000 under the tranche B of its 2013 credit facility.
The Partnership's credit facilities contain customary ship finance covenants, including restrictions as to: changes in management and ownership of the mortgaged vessels, the incurrence of additional indebtedness, the mortgaging of vessels, the ratio of EBITDA to Net Interest Expenses shall be no less than 2:1, minimum cash requirement of $500 per vessel, as well as the ratio of net Total Indebtedness to the aggregate Market Value of the total fleet shall not exceed 0.725:1. As of December 31, 2015 and 2014, restricted cash amounted to $17,000 and $15,000, respectively and is presented under other non-current assets. The credit facilities also contain the collateral maintenance requirement in which the aggregate average fair market value, of the collateral vessels shall be no less than 125% of the aggregate outstanding amount under these facilities. Also the vessel-owning companies may pay dividends or make distributions when no event of default has occurred and the payment of such dividend or distribution has not resulted in a breach of any of the financial covenants. As of December 31, 2015 and 2014 the Partnership was in compliance with all financial debt covenants.
The credit facilities have a general assignment of the earnings, insurances and requisition compensation of the respective vessel or vessels. Each also requires additional security, including: pledge and charge on current account; corporate guarantee from each of the thirty four vessel-owning companies, and mortgage interest insurance.
For the years ended December 31, 2015, 2014 and 2013, the Partnership recorded interest expense of $17,856, $16,480 and $14,982, which is included in “Interest expense and finance cost” in the consolidated statements of comprehensive income, respectively. As of December 31, 2015 and 2014 the weighted average interest rate of the Partnership's loan facilities was 3.65% and 2.81% respectively.
The required annual loan payments to be made subsequent to December 31, 2015 are as follows:

	2007 Credit Facility (i)	2008 Credit Facility (ii)	2011 Credit Facility (iii)	2013 Credit Facility (iv)	Total
2016	$—	$—	$—	$12,957	$12,957
2017	12,975	9,205	1,000	12,957	36,137
2018	51,900	36,819	13,000	12,957	114,676
2019	121,100	135,617	—	12,957	269,674
2020	—	—	—	138,172	138,172
Total	$185,975	$181,641	$14,000	$190,000	$571,616

According to the retrospectively adoption of ASU 2015-03 (Note 2s) the fees paid to lenders for obtaining new loans or refinancing existing loans are presented in the balance sheet as a direct deduction from the carrying amount of that debt and amortized as “Interest expense and finance cost” over the term of the respective loan using the effective interest rate method.